Performance Management - ABS Insights Emerging Markets Fund	Mar. 03, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information is available at no cost by visiting www.absinv.com or by calling 800-813-1421.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.absinv.com
Performance Availability Phone [Text]	800-813-1421